Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net income	$ 6,931	$ 5,902	$ 6,673
Other comprehensive income (loss)
Unrealized holding gains (losses) on available-for-sale securities	7,394	19,093	(8,982)
Income tax effect	(1,845)	(4,764)	2,240
Net unrealized gains (losses)	5,549	14,329	(6,742)
Reclassification adjustment for gains included in net income	(829)	(191)	(11)
Income tax effect	207	48	3
Net gains included in net income	(622)	(143)	(8)
Total other comprehensive income (loss)	4,927	14,186	(6,750)
Comprehensive income (loss)	$ 11,858	$ 20,088	$ (77)